Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations and Commercial Commitments

The following table sets forth the Company’s contractual obligations and commercial commitments as of December 31, 2025.

	Payment Due by Period (in thousands)
	Total	Less than 1 Year	1 – 3 Years	3 – 5 Years	More than 5 Years
Operating lease commitments	433	106	52	56	219
Long-term loans	9,550	700	8,850	-	-
Short-term loans	65,100	65,100	-	-	-
Total	75,083	65,906	8,902	56	219